Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stock Warrants
10.	Stock Warrants
Public and Private Warrants
Prior to the Merger, CF II issued 366,666 Private Warrants and 16,666,637 Public Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The Warrants became exercisable on August 26, 2021. The Public Warrants and Private Warrants will expire five years after the Closing and five years after August 26, 2020, respectively.
The Company may redeem the outstanding warrants, in whole and not in part, upon a minimum of thirty days
’ prior written notice of redemption (“Redemption Period”). For purposes of the redemption, “Reference Value” shall mean the last reported sales price of the Company’s common stock for any twenty
trading days within the thirty
trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.01 per warrant if the Reference Value equals or exceeds $18.00 per share. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share. If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
The Private Warrants are identical to the Public Warrants except that the Private Warrants were not transferable, assignable, or salable until April 7, 2021. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the Public Warrants.
As of June 30, 2022, there were 366,666 Private Warrants and 16,666,637 Public Warrants outstanding, and no Warrants had been exercised.
Other Warrants
Legacy View also issued redeemable convertible preferred stock and common stock warrants, to various service providers, lenders, investors, at various points in time, which were subsequently converted to the common stock warrants of the Company. Upon consummation of the Merger, each Legacy View warrant that was outstanding was assumed by CF II and converted into a common stock warrant exercisable for common stock equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Legacy View capital stock subject to the Legacy View warrant immediately prior to the Merger multiplied by (b) the Exchange Ratio. Such warrants have a per share exercise price equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (i) the exercise price per share of Legacy View capital stock subject to the Legacy View warrant immediately prior to the Merger by (ii) the Exchange Ratio, and, except as specifically provided in the Merger Agreement, each warrant continues to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy View warrant immediately prior to the Merger. Prior to the merger, the redeemable convertible preferred stock warrants were classified as liabilities on the condensed consolidated balance sheets. See
Note 4
for a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value.
On December 1, 2021, in connection with the WorxWell acquisition, the Company issued 1,000,000 common stock warrants to the seller.
The following table summarizes the outstanding common stock warrants:

Warrant issue date	Types of shares issued	Number of Warrants June 30, 2022 (As co nverted)	Number of Warrants December 31, 2021 (As converted)	Exercise Price Per Warrant (As converted)	Expiry Date
August 2010—June 2011	Common stock (previously Series B redeemable convertible preferred stock)	46,498	46,498	$15.49	March 2023
August 2011—January 2012	Common stock (previously Series C redeemable convertible preferred stock)	53,256	53,256	18.78	March 2023
August 2012	Common stock (previously Series D redeemable convertible preferred stock)	45,388	45,388	21.60	March 2023
December 2013	Common stock (previously Series E redeemable convertible preferred stock)	63,296	63,296	25.91	March 2023
April 2015—April 2016	Common stock (previously Series F redeemable convertible preferred stock)	38,749	45,207	38.71	Through December 2022
April 2016—November 2018	Common stock (previously Series H redeemable convertible preferred stock)	1,135,391	1,135,391	18.93	Through November 2028
March 2017	Common stock (previously Series H redeemable convertible preferred stock)	1,849,431	1,849,431	12.91	March 2027
March 2014	Common stock	2,324	2,324	9.47	August 2023
August 2015	Common stock	12,916	12,916	11.62	December 2022
December 2018	Common stock	24,910	24,910	9.04	December 2028
August 2020	Common stock (Private Warrants)	366,666	366,666	11.50	Through March 2026
August 2020	Common stock (Public Warrants)	16,666,637	16,666,637	11.50	Through March 2026
December 2021	Common stock (in connection with the WorxWell acquisition)	1,000,000	1,000,000	$10.00	December 2031

	Total stock warrants	21,305,462	21,311,920

13. Stock Warrants
Public and Private Warrants
Prior to the Merger, CF II issued 366,666 Private Warrants and 16,666,637 Public Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The Warrants became exercisable on August 26, 2021. The Public Warrants and Private Warrants will expire five years after the Closing and five years after August 26, 2020, respectively.
The Company may redeem the outstanding warrants, in whole and not in part, upon a minimum of 30 days’ prior written notice of redemption (“Redemption Period”). For purposes of the redemption, “Reference Value” shall mean the last reported sales price of the Company’s common stock for any twenty trading days within the thirty trading-day
period ending on the third trading day prior to the date on which notice of the redemption is given.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.01 per warrant if the Reference Value equals or exceeds $18.00 per share. The warrant holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share. If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
The Private Warrants are identical to the Public Warrants except that the Private Warrants were not transferable, assignable or salable until April 7, 2021. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees then such warrants will be redeemable by the Company and exercisable by the warrant holders on the same basis as the Public Warrants.
As of December 31, 2021, there were 366,666 Private Warrants and 16,666,637 Public Warrants outstanding, and no Warrants had been exercised.
Other Warrants
Legacy View also issued redeemable convertible preferred stock and common stock warrants, to various service providers, lenders, investors, at various points in time, which were subsequently converted to the common stock warrants of the Company. Upon consummation of the Merger, each Legacy View warrant that was outstanding was assumed by CF II and converted into a common stock warrant exercisable for common stock equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Legacy View capital stock subject to the Legacy View warrant immediately prior to the Merger multiplied by (b) the Exchange Ratio. Such warrants have a per share exercise price equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (i) the exercise price per share of Legacy View capital stock subject to the Legacy View warrant immediately prior to the Merger by (ii) the Exchange Ratio, and, except as specifically provided in the Merger Agreement, each warrant continues to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy View warrant immediately prior to the Merger. Prior to the Merger, the redeemable convertible preferred stock warrants were classified as liabilities on the consolidated balance sheets. See Note 6 for a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value.
On December 1, 2021, in connection with the WorxWell acquisition, the Company issued 1,000,000 common stock warrants to the seller.
The following table summarizes the outstanding common stock warrants:

Warrant issue date	Types of shares issued by Legacy View	Number of Warrants December 31, 2021 (As converted)	Number of Warrants December 31, 2020 (As converted)	Number of Warrants December 31, 2019 (As converted)	Exercise Price Per Warrant (As converted)	Expiry Date
August 2010— June 2011	Common stock (previously Series B redeemable convertible preferred stock)	46,498	46,498	46,498	$15.49	March 2023
August 2011—January 2012	Common stock (previously Series C redeemable convertible preferred stock)	53,256	53,256	71,898	18.78	March 2023
August 2012	Common stock (previously Series D redeemable convertible preferred stock)	45,388	45,388	59,282	21.60	March 2023
December 2013	Common stock (previously Series E redeemable convertible preferred stock)	63,296	63,296	63,296	25.91	March 2023
April 2015—April 2016	Common stock (previously Series F redeemable convertible preferred stock)	45,207	161,457	161,457	38.71	Through December 2022
April 2016—November 2018	Common stock (previously Series H redeemable convertible preferred stock)	1,135,391	1,135,391	1,135,395	18.93	Through November 2028

Warrant issue date	Types of shares issued by Legacy View	Number of Warrants December 31, 2021 (As converted)	Number of Warrants December 31, 2020 (As converted)	Number of Warrants December 31, 2019 (As converted)	Exercise Price Per Warrant (As converted)	Expiry Date
March 2017	Common stock (previously Series H redeemable convertible preferred stock)	1,849,431	1,849,431	1,849,431	12.91	March 2027
March 2014	Common stock	2,324	2,324	2,324	9.47	August 2023
August 2015	Common stock	12,916	12,916	12,916	11.62	December 2022
December 2018	Common stock	24,910	24,910	24,910	9.04	December 2028
August 2020	Common stock (Private Warrants)	366,666	—	—	11.50	Through March 2026
August 2020	Common stock (Public Warrants)	16,666,637	—	—	11.50	Through March 2026
December 2021	Common stock (in connection with the WorxWell acquisition)	1,000,000	—	—	10.00	December 2031

	Total stock warrants	21,311,920	3,394,867	3,427,407